Equity Incentive Plan (Tables)	6 Months Ended
Jun. 30, 2011
Equity Incentive Plan Disclosure
Equity incentive plan
		Weighted average grant
	Number of	date fair value per
	non vested shares	non vested shares
Balance as at January 1, 2011	2,531,198	$6.04
Granted	9,015,000	5.50
Vested	(1,029,148)	5.47
Balance June 30, 2011	10,517,050	$5.63